NOTE 7 - SUPPLEMENTARY BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of Other Payables and Accrued Expenses	Other Payables and Accrued Expenses
	December 31,
	2 0 2 0	2 0 1 9

Provision for legal claims	128	128
Accrued expenses (in 2020 includes $8 to directors)	31	14
	159	142